Fair Value - Analysis of Assets and Liabilities Recorded at Fair Value on Recurring Basis by Level of Fair Value Hierarchy (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	€ 65,375	€ 63,638
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	283,908	257,645
Liabilities carried at fair value	81,513	67,523
Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	229,127	207,220
Fair value through other comprehensive income [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	54,715	50,364
Shares [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	279	291
Shares [member] | Fair value through other comprehensive income [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	39	10
Debt securities [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	2,385	2,396
Debt securities [member] | Fair value through other comprehensive income [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	52,211	47,191
Money market and other short-term instruments [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	2,096	4,215
Money market and other short-term instruments [member] | Fair value through other comprehensive income [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	2,435	3,135
Loans [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	82
Other investments [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	5,176	5,011
Other investments [member] | Fair value through other comprehensive income [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	31	29
Derivatives [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	771	1,429
Real estate [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	57	55
Investments in real estate for policyholders [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	457	433
Real estate held for own use [member] | Financial assets revalued amount [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	66	61
Investments where the policyholder bears the risk [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	217,824	193,390
Derivatives [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	2,435	2,479
Investment contracts without DPF where the policyholder bears the risk [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	79,078	65,044
Level I [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	107,738	103,248
Liabilities carried at fair value	53	39
Level I [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	100,146	94,570
Level I [member] | Fair value through other comprehensive income [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	7,592	8,678
Level I [member] | Shares [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	163	153
Level I [member] | Shares [member] | Fair value through other comprehensive income [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	34	5
Level I [member] | Debt securities [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	308	302
Level I [member] | Debt securities [member] | Fair value through other comprehensive income [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	5,170	5,644
Level I [member] | Money market and other short-term instruments [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	1,961	4,041
Level I [member] | Money market and other short-term instruments [member] | Fair value through other comprehensive income [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	2,388	3,028
Level I [member] | Loans [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	0
Level I [member] | Other investments [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	1	1
Level I [member] | Other investments [member] | Fair value through other comprehensive income [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	0	0
Level I [member] | Derivatives [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	30	47
Level I [member] | Real estate [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	0	0
Level I [member] | Investments in real estate for policyholders [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	0	0
Level I [member] | Real estate held for own use [member] | Financial assets revalued amount [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	0	0
Level I [member] | Investments where the policyholder bears the risk [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	97,682	90,027
Level I [member] | Derivatives [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	53	39
Level I [member] | Investment contracts without DPF where the policyholder bears the risk [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	0	0
Level II [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	169,734	148,551
Liabilities carried at fair value	81,460	67,478
Level II [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	123,414	107,395
Level II [member] | Fair value through other comprehensive income [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	46,320	41,157
Level II [member] | Shares [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	30	43
Level II [member] | Shares [member] | Fair value through other comprehensive income [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	0	0
Level II [member] | Debt securities [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	1,970	2,009
Level II [member] | Debt securities [member] | Fair value through other comprehensive income [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	46,242	41,031
Level II [member] | Money market and other short-term instruments [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	135	173
Level II [member] | Money market and other short-term instruments [member] | Fair value through other comprehensive income [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	47	97
Level II [member] | Loans [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	0
Level II [member] | Other investments [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	718	773
Level II [member] | Other investments [member] | Fair value through other comprehensive income [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	31	29
Level II [member] | Derivatives [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	732	1,374
Level II [member] | Real estate [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	0	0
Level II [member] | Investments in real estate for policyholders [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	0	0
Level II [member] | Real estate held for own use [member] | Financial assets revalued amount [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	0	0
Level II [member] | Investments where the policyholder bears the risk [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	119,829	103,022
Level II [member] | Derivatives [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	2,382	2,434
Level II [member] | Investment contracts without DPF where the policyholder bears the risk [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	79,078	65,044
Level III [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	6,436	5,846
Liabilities carried at fair value	0	6
Level III [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	5,567	5,255
Level III [member] | Fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	799
Level III [member] | Fair value through other comprehensive income [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	803	530
Level III [member] | Shares [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	86	94
Level III [member] | Shares [member] | Fair value through other comprehensive income [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	4	4
Level III [member] | Debt securities [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	107	86
Level III [member] | Debt securities [member] | Fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	799
Level III [member] | Debt securities [member] | Fair value through other comprehensive income [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	799	516
Level III [member] | Money market and other short-term instruments [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	0	0
Level III [member] | Money market and other short-term instruments [member] | Fair value through other comprehensive income [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	0	9
Level III [member] | Loans [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	82
Level III [member] | Other investments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	5,530
Level III [member] | Other investments [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value		4,947
Level III [member] | Other investments [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	4,457	4,237
Level III [member] | Other investments [member] | Fair value through other comprehensive income [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	0	9
Level III [member] | Derivatives [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value		6
Level III [member] | Derivatives [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	9	8
Level III [member] | Real estate [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	57	55
Level III [member] | Investments in real estate for policyholders [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	457	433
Level III [member] | Real estate held for own use [member] | Financial assets revalued amount [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	66	61
Level III [member] | Investments where the policyholder bears the risk [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	312	342
Level III [member] | Derivatives [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	0	6
Level III [member] | Investment contracts without DPF where the policyholder bears the risk [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	€ 0	€ 0